Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2015
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Operating equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Operating equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years